Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
NOTE 6 – Income Taxes

As of March 31, 2014, the Company had a net operating loss (NOL) carryforwards of approximately $10,880,000 adjusted for stock based compensation and certain other non-deductible items available to reduce future taxable income, if any. The NOL carryforward begins to expire in 2028, and fully expire in 2033. Because management is unable to determine that it is more likely than not that the Company will realize the tax benefit related to the NOL carryforward, by having taxable income, a valuation allowance has been established as of March 31, 2014 and December 31, 2013 to reduce the tax benefit asset value to zero.

NOTE 7 – Income Taxes

As of December 31, 2013 and 2012, the Company had a net operating loss (NOL) carryforwards of approximately $9,980,000 and $6,400,000, respectively, adjusted for stock based compensation and certain other non-deductible items available to reduce future taxable income, if any. The NOL carryforward begins to expire in 2028, and fully expires in 2033. Because management is unable to determine that it is more likely than not that the Company will realize the tax benefit related to the NOL carryforward, by having taxable income, a valuation allowance has been established as of December 31, 2013 and 2012 to reduce the tax benefit asset value to zero.

The deferred tax assets, including a valuation allowance, are as follows at December 31:

	December 31,
	2013	2012
Deferred tax assets – NOL	$3,480,000	$2,250,000
Valuation allowance	(3,480,000)	(2,250,000)
Net deferred tax assets	$-	$-

The change in the valuation allowance for deferred tax assets for the years ended December 31, 2013 and 2012 was $1,230,000 and $605,000, respectively. In assessing the recovery of the deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income in the periods in which those temporary differences become deductible. Management considers the scheduled reversals of future deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. As a result, management determined it was more likely than not the deferred tax assets would not be realized as of December 31, 2013 and 2012, and recorded a full valuation allowance.

Reconciliation between the statutory rate and the effective tax rate is as follows at December 31, 2013 and 2012:

Federal statutory tax rate	35%
Permanent difference and valuation allowance	(35)%
Effective tax rate	0%

State income taxes are expected to be de minimis based on the locations where we do business and our level of activity.